Contractual Commitments	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Contractual Commitments
34. CONTRACTUAL COMMITMENTS
34.a) Exploitation concessions, transport concessions and exploration permits
In fiscal year ended December 31, 2025, the Group obtained exploitation concessions, transport concessions and exploration permits which include commitments to make certain investments and expenditures and to maintain activity levels. In addition, extensions of certain concessions and permits were obtained, and certain areas were reversed. The most relevant agreements, concessions and permits that took place in the year ended December 31, 2025 are described below:
CENCH in the Province of Neuquén
On March 10, 2025, by means of Decrees No. 275/2025, 276/2025 and 277/2025 the Executive Branch of the Province of Neuquén approved the granting of the CENCH in the “Aguada de la Arena”, “La Angostura Sur I” and “La Angostura Sur II”, and “Narambuena” blocks, respectively. These CENCH have the following characteristics:

-	Aguada de la Arena: YPF has 100% of the working interest in this CENCH and the commitments assumed include the execution of a pilot plan of 6 unconventional wells.

-	La Angostura Sur I: YPF has 100% of the working interest in this CENCH and the commitments assumed include the execution of a pilot plan of 4 unconventional wells.

-	La Angostura Sur II: YPF has 100% of the working interest in this CENCH and the commitments assumed include the execution of a pilot plan of 3 unconventional wells.

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Narambuena: This CENCH is 50% owned by YPF and 50% by Compañía de Desarrollo No Convencional S.R.L. (“CDNC”) and the commitments assumed include the execution of a pilot plan of 14 unconventional wells.

In addition to the aforementioned commitments assumed by YPF, it includes payments for an exploitation bonus and a corporate social responsibility bonus.
Los Parlamentos
On September 19, 2025, the Company entered into a Settlement Agreement with the Province of Mendoza, through which: (i) the “Los Parlamentos” exploration permit was reverted, where existed outstanding commitments to be fulfilled for 14; and (ii) YPF undertakes the commitment to drill a well in the Vaca Muerta formation under the “CN VII/A” exploration permit, with an investment of up to 22; among others. The aforementioned agreement became effective on October 21, 2025, through notification to the Company of Decree No. 2,266/2025 of the Province of Mendoza.
The dates indicated correspond to the date of publication in the respective Official Gazettes, unless otherwise indicated.
34.b) Investment agreements and commitments and assignments
The Group has executed investment agreements and commitments, and assignments. The main characteristics of the most relevant agreements and commitments, and assignments executed in fiscal years ended December 31, 2025, 2024 and 2023 are described below:
Transportation concession for the Vaca Muerta Norte oil pipeline
On February 9, 2023, through Decree No. 299/2023 issued by the Province of Neuquén, YPF was granted an crude oil transportation concession associated with the La Amarga Chica Hydrocarbon Unconventional Exploitation Concession, which includes the construction of an crude oil pipeline from La Amarga Chica to the Puesto Hernández blocks for the supply of Luján de Cuyo Refinery and the export of crude oil to Chile for the remaining term of the exploitation concession abovementioned. As of the date of issuance of these consolidated financial statements, the assignment by YPF to other companies of the oil and gas industry of its 24.8% interest in this transportation concession is pending approval by the Province of Neuquén.

LNG project
On May 2, 2025, YPF, through its subsidiary Sur Inversiones Energéticas, together with Pan American Energy S.L. (“PAE”), Wintershall DEA Argentina S.A. (“Wintershall”), Pampa Energía S.A. (“Pampa”) and Golar FLNG
Sub-Holding
Company Limited (“Golar Subholding”), collectively the shareholders of Southern Energy S.A. (“SESA”) have agreed to:

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Make the final investment decision as provided in the Bareboat Charter Agreement entered into with Golar Hilli Corporation in July 2024, and its subsequent addenda, for the term of 20 years for the charter of the liquefaction vessel Hilli Episeyo (“FLNG Hilli”), with a nominal capacity of 2.45 million tons of LNG per year (“MTPA”), to be located on the coast of the Argentine Sea in the Province of Río Negro, with the purpose of processing natural gas from Vaca Muerta for LNG export (“BBCA Hilli”).

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Enter into a second Bareboat Charter Agreement with Golar MKII Corporation, for the construction, lease and operation of a new liquefaction vessel, the FUJI LNG (“FLNG MKII”), for 20 years (extendable for an additional period of 5 years at SESA’s option), with a nominal capacity of 3.5 MTPA, in order to increase the capacity to process natural gas from Vaca Muerta and export LNG, subject to closing conditions including, among others, the final future investment decision as provided in such agreement (“BBCA MKII”). On November 4, 2025, after the fulfillment of the closing conditions, the Bareboat Charter Agreement with Golar MKII Corporation became effective.

In order to supply the FLNG Hilli and FLNG MKII vessels with natural gas for the liquefaction process, SESA entered into natural gas supply agreements (“GSA”) with PAE, Sur Inversiones Energéticas, Pampa and Wintershall for the term of 20 years. In this regard, in order for both vessels to operate all year round, SESA contemplates the construction of a dedicated gas pipeline between the Province of Neuquén and the San Matías Gulf in the Province of Río Negro. Operations of the FLNG Hilli vessel are expected to commence in late 2027 or early 2028 and those of the FLNG MKII vessel are expected to commence in late 2028.
As of the date of issuance of these consolidated financial statements, the shareholding in SESA is as follows: PAE (30%); Sur Inversiones Energéticas (25%); Pampa (20%); SE Argentina Holding B.V.,by transfer from Wintershall on July 24, 2025 (15%); and Golar Subholding (10%).
The Company has entered into the GSA and the SESA Shareholders’ Agreement guaranteeing the obligations of its subsidiary Sur Inversiones Energéticas under such agreements, see Note 34.d).
34.c) Contractual commitments
The Group has signed contracts under which it has agreed to buy certain products and services, and to sell natural gas, LPG and other products. Some of the mentioned contracts include penalty clauses establishing compensations for the breach of the obligation to receive, deliver or transport the product subject-matter of the contract. The anticipated estimated losses for onerous contracts, if any, considering the compensations mentioned above, have been charged to net profit or loss for the period in which they are incurred.
The Group has renegotiated certain natural gas export contracts that were affected for regulatory reasons by interruptible and firm natural gas supply contracts in compliance with the natural gas export regulations effective in Argentina at each given time. As of the date of issuance of these financial statements, the Group is performing the activities in compliance with the commitments agreed above. Should the Group fail to comply with those agreements, we could be subject to significant claims, subject to the defenses that the Group might have.
As of December 31, 2025, the exploratory and investment commitments and expenses until the completion of the most significant exploration permits and exploitation concessions amount to 699.

34.d) Granted guarantees
As of December 31, 2025, the Group issued bank guarantees for an amount of 40. YPF assumed other commitments for an amount of 12 in relation to compliance with obligations of its subsidiaries and joint ventures. Likewise, related to the 25% equity interest of Sur Inversiones Energéticas in SESA, on May 30, 2025 and October 27, 2025 the Company granted guarantees in favor of Golar Hilli Corporation for up to 137.5 and in favor of Golar MKII Corporation for up to 187.5, respectively, see Note 34.b).
On January 2024, YPF has opened a reserve and payment account in New York for holders of Class XXVIII NO, whose balance as of December 31, 2025 is 48, representing 125% of the debt services of NO to be paid over the next 6 months, in line with existing foreign exchange regulations.
Vaca Muerta Sur Project guarantee
On July 8, 2025, our associated VMOS signed an international syndicated loan for 2,000 to finance the construction of the Vaca Muerta Sur Project. As guarantee for the obligations assumed in this loan, VMOS’s shareholders, including YPF, have granted a fiduciary assignment of their VMOS’s shares as collateral for such financing, which will remain in force until the completion of the Vaca Muerta Sur Project.